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                                 CDC MPT+ FUNDS



                              U.S. CORE EQUITY FUND

                             AGGRESSIVE EQUITY FUND

                            GLOBAL INDEPENDENCE FUND

                           (COLLECTIVELY, THE "FUNDS")



      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 29, 2000

The following supersedes certain information relating to the Funds contained in the Prospectus and Statement of Additional Information of CDC MPT+ Funds:

Each of the Funds is authorized to offer two no-load classes of shares: Investor shares and Institutional shares. However, the Funds are only offering Institutional shares at this time.







                            Dated: February 29, 2000